OTHER LIABILITIES - NON CURRENT AND CURRENT (Schedule of Amounts Recognized in Income Statement) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other liabilities [Abstract]
Current service cost	$ 14,876	$ 13,721
Interest cost (income), net	30,686	32,660
Interest on Asset ceiling/ Onerous liability	20,973	0
Reversal of prior service cost - Saúde Usiminas healthcare plan	(108,696)	0
Net (income) loss included in income statement	$ (42,161)	$ 46,381